Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S. Treasury Money Fund
Prospectus Date	rr_ProspectusDate	Aug. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2012